Consolidated statement of cash flows $ in Millions, $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)
Cash Generated from Operations
Net income	$ 2,046	$ 4,913	$ 4,433
Depreciation and amortization	2,522	2,590	2,464
Asset impairment charge and other (Note 6)	2,775	0	0
Deferred income taxes (Note 18)	(185)	(58)	55
Income from equity investments (Note 10)	(898)	(1,019)	(920)
Distributions received from operating activities of equity investments (Note 10)	975	1,123	1,213
Employee post-retirement benefits funding, net of expense (Note 25)	(5)	(19)	(45)
Net (gain)/loss on assets sold/held for sale (Note 28)	(30)	50	121
Equity allowance for funds used during construction	(191)	(235)	(299)
Unrealized losses/(gains) on financial instruments	194	(103)	(134)
Foreign exchange losses/(gains) on loan receivable from affiliate (Note 11)	41	86	(53)
Other	(67)	57	(46)
(Increase)/decrease in operating working capital (Note 27)	(287)	(327)	293
Net cash provided by operations	6,890	7,058	7,082
Investing Activities
Capital expenditures (Note 4)	(5,924)	(8,013)	(7,475)
Capital projects in development (Note 4)	0	(122)	(707)
Contributions to equity investments (Notes 4 and 10)	(1,210)	(765)	(602)
Proceeds from sales of assets, net of transaction costs	35	3,407	2,398
Loan to affiliate (Note 11)	(239)	0	0
Acquisition	0	(88)	0
Other distributions from equity investments (Note 10)	73	0	186
Payment for unredeemed shares of Columbia Pipeline Group, Inc. (Note 28)	0	0	(373)
Deferred amounts and other	(447)	(471)	(299)
Net cash used in investing activities	(7,712)	(6,052)	(6,872)
Financing Activities
Notes payable issued/(repaid), net	1,003	(220)	1,656
Long-term debt issued, net of issue costs	10,730	5,770	3,024
Long-term debt repaid	(7,758)	(3,977)	(3,502)
Junior subordinated notes issued, net of issue costs	495	0	1,436
Loss on settlement of financial instruments (Note 26)	(10)	(130)	0
Redeemable non-controlling interest repurchased (Note 6)	(633)	0	0
Contributions from redeemable non-controlling interest (Note 6)	0	1,033	0
Dividends on common shares	(3,317)	(2,987)	(1,798)
Dividends on preferred shares	(141)	(159)	(160)
Distributions to non-controlling interests	(74)	(221)	(216)
Distributions on Class C Interests (Note 6)	(16)	0	0
Common shares issued, net of issue costs	148	91	253
Preferred shares redeemed (Note 23)	(500)	0	0
Acquisition of TC PipeLines, LP transaction costs (Note 21)	(15)	0	0
Net cash (used in)/provided by financing activities	(88)	(800)	693
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	53	(19)	(6)
(Decrease)/Increase in Cash and Cash Equivalents	(857)	187	897
Cash and Cash Equivalents, Beginning of year	1,530	1,343	446	$ 446
Cash and Cash Equivalents, End of year	$ 673	$ 1,530	$ 1,343	$ 1,530